Share-based Compensation - Share option replacement (Details) $ in Millions			1 Months Ended		6 Months Ended
	May 04, 2023 shares	Nov. 23, 2022 USD ($) shares	Jun. 30, 2018 CNY (¥) shares	Jun. 15, 2018 shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2023 CNY (¥)
Share-based compensation
Number of shares issued		58,472,736
Share issued value | $		$ 15.0
2023 Share Incentive Plan | Employees
Share-based compensation
Issuance of ordinary shares	169,172,564
Restricted shares
Share-based compensation
Total share based compensation expense | ¥					¥ 15,500,000	¥ 4,000,000.0
Unrecognized compensation expenses related to unvested awards granted | ¥					¥ 1,300,000
Weighted average period					1 year 10 months 24 days
Restricted shares | TuanChe Limited Share Incentive Plan (the "Plan")
Share-based compensation
Number of restricted shares shall replaced with options				15,473,653
Number of share options replaced with restricted shares				13,740,480
Restricted shares | TuanChe Limited Share Incentive Plan (the "Plan") | Employees
Share-based compensation
Number of restricted shares granted					3,000,000
Total fair value of restricted shares granted | ¥					¥ 1,300,000
Restricted shares | TuanChe Limited Share Incentive Plan (the "Plan") | Employees | Maximum
Share-based compensation
Vesting period					4 years
Restricted shares | TuanChe Limited Share Incentive Plan (the "Plan") | Best Cars Limited ("Best Cars")
Share-based compensation
Number of shares issued			38,723,321
Share issued value | ¥			¥ 0